Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	GAMCO GLOBAL SERIES FUNDS, INC
Entity Central Index Key	0000909504
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000002867
Shareholder Report [Line Items]
Fund Name	The Gabelli Global Growth Fund
Class Name	Class AAA
Trading Symbol	GICPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Global Growth Fund (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.gabelli.com. You can also request this information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Growth Fund - Class AAA	$50	0.90%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform?

During the six months ended June 30, 2024, the Gabelli Global Growth Fund outperformed its broad-based benchmark, the MSCI AC World Index and its comparative benchmark, the Lipper Global Large-Cap Growth Fund Classification. Economic data began to soften in the second quarter, suggesting tighter monetary policy may be having its intended effect. Separately, the artificial intelligence cycle has accelerated so far this year, and beneficiaries are emerging in the semiconductor and data center infrastructure sectors.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Global Growth Fund - Class AAA	MSCI ACWI Index	Lipper Global Large-Cap Growth Fund Classification
6/14	10,000	10,000	10,000
6/15	10,193	10,071	10,299
6/16	9,673	9,695	10,038
6/17	11,444	11,516	11,973
6/18	13,814	12,752	13,636
6/19	15,226	13,484	14,998
6/20	17,768	13,768	16,666
6/21	24,183	19,175	22,931
6/22	17,090	16,155	17,173
6/23	21,194	18,825	20,525
6/24	27,982	22,474	24,755

Average Annual Return [Table Text Block]
Fund	6 months	1 Year	5 Year	10 Year
The Gabelli Global Growth Fund - Class AAA	24.36%	32.03%	12.94%	10.84%
MSCI ACWI Index	11.30%	19.38%	10.76%	8.43%
Lipper Global Large-Cap Growth Fund Classification	13.01%	20.61%	10.54%	9.49%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]	Updated Location: Visit www.confluence.com/funds for more recent performance information.
AssetsNet	$ 183,810,147
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 397,996
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$183,810,147 Number of Portfolio Holdings43 Portfolio Turnover Rate14% Management Fees$397,996
Holdings [Text Block]

Industry Allocation (% of net assets)

Industry Weighting	.
Information Technology - Semiconductors, Hardware, and Equipment	22.3%
Communication Services	17.9%
Consumer Discretionary	13.4%
Health Care	12.6%
Information Technology - Software and Services	11.8%
Financials	10.5%
Industrials	5.8%
Consumer Staples	3.1%
Other Industry sectors	1.7%
Other Assets and Liabilities (Net)	0.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Top 10
NVIDIA Corp.	10.8%
Microsoft Corp.	5.9%
Amazon.com Inc.	5.9%
Meta Platforms Inc.	5.5%
Alphabet Inc.	5.4%
Netflix Inc.	4.7%
Eli Lilly & Co.	4.6%
Novo Nordisk A/S	3.6%
LVMH Moet Hennessy Louis Vuitton SE	3.4%
L'Oreal SA	3.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com
C000002869
Shareholder Report [Line Items]
Fund Name	The Gabelli Global Growth Fund
Class Name	Class C
Trading Symbol	GGGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Global Growth Fund (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.gabelli.com. You can also request this information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Growth Fund - Class C	$50	0.90%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform?

During the six months ended June 30, 2024, the Gabelli Global Growth Fund outperformed its broad-based benchmark, the MSCI AC World Index and its comparative benchmark, the Lipper Global Large-Cap Growth Fund Classification. Economic data began to soften in the second quarter, suggesting tighter monetary policy may be having its intended effect. Separately, the artificial intelligence cycle has accelerated so far this year, and beneficiaries are emerging in the semiconductor and data center infrastructure sectors.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Global Growth Fund - Class C	MSCI ACWI Index	Lipper Global Large-Cap Growth Fund Classification
6/14	10,000	10,000	10,000
6/15	10,016	10,071	10,299
6/16	9,342	9,695	10,038
6/17	10,876	11,516	11,973
6/18	12,922	12,752	13,636
6/19	14,006	13,484	14,998
6/20	16,153	13,768	16,666
6/21	21,822	19,175	22,931
6/22	15,271	16,155	17,173
6/23	18,785	18,825	20,525
6/24	24,615	22,474	24,755

Average Annual Return [Table Text Block]
Fund	6 months	1 Year	5 Year	10 Year
The Gabelli Global Growth Fund - Class C	23.38%	31.03%	12.88%	10.39%
MSCI ACWI Index	11.30%	19.38%	10.76%	8.43%
Lipper Global Large-Cap Growth Fund Classification	13.01%	20.61%	10.54%	9.49%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]	Updated Location: Visit www.confluence.com/funds for more recent performance information.
AssetsNet	$ 183,810,147
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 397,996
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$183,810,147 Number of Portfolio Holdings43 Portfolio Turnover Rate14% Management Fees$397,996
Holdings [Text Block]

Industry Allocation (% of net assets)

Industry Weighting	.
Information Technology - Semiconductors, Hardware, and Equipment	22.3%
Communication Services	17.9%
Consumer Discretionary	13.4%
Health Care	12.6%
Information Technology - Software and Services	11.8%
Financials	10.5%
Industrials	5.8%
Consumer Staples	3.1%
Other Industry sectors	1.7%
Other Assets and Liabilities (Net)	0.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Top 10
NVIDIA Corp.	10.8%
Microsoft Corp.	5.9%
Amazon.com Inc.	5.9%
Meta Platforms Inc.	5.5%
Alphabet Inc.	5.4%
Netflix Inc.	4.7%
Eli Lilly & Co.	4.6%
Novo Nordisk A/S	3.6%
LVMH Moet Hennessy Louis Vuitton SE	3.4%
L'Oreal SA	3.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com
C000034309
Shareholder Report [Line Items]
Fund Name	The Gabelli Global Growth Fund
Class Name	Class I
Trading Symbol	GGGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Global Growth Fund (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.gabelli.com. You can also request this information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Growth Fund - Class I	$50	0.90%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform?

During the six months ended June 30, 2024, the Gabelli Global Growth Fund outperformed its broad-based benchmark, the MSCI AC World Index and its comparative benchmark, the Lipper Global Large-Cap Growth Fund Classification. Economic data began to soften in the second quarter, suggesting tighter monetary policy may be having its intended effect. Separately, the artificial intelligence cycle has accelerated so far this year, and beneficiaries are emerging in the semiconductor and data center infrastructure sectors.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Global Growth Fund - Class I	MSCI ACWI Index	Lipper Global Large-Cap Growth Fund Classification
6/14	10,000	10,000	10,000
6/15	10,258	10,071	10,299
6/16	9,805	9,695	10,038
6/17	11,681	11,516	11,973
6/18	14,184	12,752	13,636
6/19	15,677	13,484	14,998
6/20	18,310	13,768	16,666
6/21	24,919	19,175	22,931
6/22	17,612	16,155	17,173
6/23	21,846	18,825	20,525
6/24	28,850	22,474	24,755

Average Annual Return [Table Text Block]
Fund	6 months	1 Year	5 Year	10 Year
The Gabelli Global Growth Fund - Class I	24.36%	32.06%	12.97%	11.18%
MSCI ACWI Index	11.30%	19.38%	10.76%	8.43%
Lipper Global Large-Cap Growth Fund Classification	13.01%	20.61%	10.54%	9.49%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]	Updated Location: Visit www.confluence.com/funds for more recent performance information.
AssetsNet	$ 183,810,147
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 397,996
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$183,810,147 Number of Portfolio Holdings43 Portfolio Turnover Rate14% Management Fees$397,996
Holdings [Text Block]

Industry Allocation (% of net assets)

Industry Weighting	.
Information Technology - Semiconductors, Hardware, and Equipment	22.3%
Communication Services	17.9%
Consumer Discretionary	13.4%
Health Care	12.6%
Information Technology - Software and Services	11.8%
Financials	10.5%
Industrials	5.8%
Consumer Staples	3.1%
Other Industry sectors	1.7%
Other Assets and Liabilities (Net)	0.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Top 10
NVIDIA Corp.	10.8%
Microsoft Corp.	5.9%
Amazon.com Inc.	5.9%
Meta Platforms Inc.	5.5%
Alphabet Inc.	5.4%
Netflix Inc.	4.7%
Eli Lilly & Co.	4.6%
Novo Nordisk A/S	3.6%
LVMH Moet Hennessy Louis Vuitton SE	3.4%
L'Oreal SA	3.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com
C000002866
Shareholder Report [Line Items]
Fund Name	The Gabelli Global Growth Fund
Class Name	Class A
Trading Symbol	GGGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Global Growth Fund (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.gabelli.com. You can also request this information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Growth Fund - Class A	$50	0.90%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform?

During the six months ended June 30, 2024, the Gabelli Global Growth Fund outperformed its broad-based benchmark, the MSCI AC World Index and its comparative benchmark, the Lipper Global Large-Cap Growth Fund Classification. Economic data began to soften in the second quarter, suggesting tighter monetary policy may be having its intended effect. Separately, the artificial intelligence cycle has accelerated so far this year, and beneficiaries are emerging in the semiconductor and data center infrastructure sectors.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Global Growth Fund - Class A	MSCI ACWI Index	Lipper Global Large-Cap Growth Fund Classification
6/14	10,000	10,000	10,000
6/15	9,603	10,071	10,299
6/16	9,672	9,695	10,038
6/17	11,442	11,516	11,973
6/18	13,811	12,752	13,636
6/19	15,218	13,484	14,998
6/20	17,760	13,768	16,666
6/21	24,171	19,175	22,931
6/22	17,079	16,155	17,173
6/23	21,184	18,825	20,525
6/24	27,968	22,474	24,755

Average Annual Return [Table Text Block]
Fund	6 months	1 Year	5 Year	10 Year
The Gabelli Global Growth Fund - Class A	17.20%	24.44%	11.61%	10.18%
MSCI ACWI Index	11.30%	19.38%	10.76%	8.43%
Lipper Global Large-Cap Growth Fund Classification	13.01%	20.61%	10.54%	9.49%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]	Updated Location: Visit www.confluence.com/funds for more recent performance information.
AssetsNet	$ 183,810,147
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 397,996
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$183,810,147 Number of Portfolio Holdings43 Portfolio Turnover Rate14% Management Fees$397,996
Holdings [Text Block]

Industry Allocation (% of net assets)

Industry Weighting	.
Information Technology - Semiconductors, Hardware, and Equipment	22.3%
Communication Services	17.9%
Consumer Discretionary	13.4%
Health Care	12.6%
Information Technology - Software and Services	11.8%
Financials	10.5%
Industrials	5.8%
Consumer Staples	3.1%
Other Industry sectors	1.7%
Other Assets and Liabilities (Net)	0.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Top 10
NVIDIA Corp.	10.8%
Microsoft Corp.	5.9%
Amazon.com Inc.	5.9%
Meta Platforms Inc.	5.5%
Alphabet Inc.	5.4%
Netflix Inc.	4.7%
Eli Lilly & Co.	4.6%
Novo Nordisk A/S	3.6%
LVMH Moet Hennessy Louis Vuitton SE	3.4%
L'Oreal SA	3.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com
C000002875
Shareholder Report [Line Items]
Fund Name	The Gabelli Global Content & Connectivity Fund
Class Name	Class AAA
Trading Symbol	GABTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Global Content & Connectivity Fund (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.gabelli.com. You can also request this information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Content & Connectivity Fund - Class AAA	$48	0.90%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform?

During the six months ended June 30, 2024, the Gabelli Global Content & Connectivity Fund outperformed its broad-based benchmark, MSCI AC World Index and underperformed its comparative benchmark, MSCI AC World Communication Services Index. The difference in performance was largely driven by the Fund’s lower weights in technology- and online-related mega-cap stocks, to avoid excessive concentration. Top contributors to our Fund included firms benefiting from strength and scale in digital advertising, rising demand for AI chips, solid wireless operating performance, or announced  merger and acquisition  transactions.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Global Content & Connectivity Fund - Class AAA	MSCI ACWI Index	MSCI AC World Communication Services Index
6/14	10,000	10,000	10,000
6/15	10,009	10,071	10,126
6/16	9,804	9,695	10,467
6/17	10,384	11,516	10,311
6/18	10,321	12,752	9,962
6/19	10,621	13,484	11,324
6/20	10,296	13,768	12,379
6/21	14,377	19,175	17,627
6/22	10,347	16,155	12,411
6/23	10,961	18,825	13,758
6/24	13,471	22,474	18,241

Average Annual Return [Table Text Block]
Fund	6 months	1 Year	5 Year	10 Year
The Gabelli Global Content & Connectivity Fund - Class AAA	13.38%	22.89%	4.87%	3.03%
MSCI ACWI Index	11.30%	19.38%	10.76%	8.43%
MSCI AC World Communication Services Index	20.56%	32.58%	10.00%	6.20%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]	Updated Location: Visit www.confluence.com/funds for more recent performance information.
AssetsNet	$ 63,685,441
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 44,001
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$63,685,441 Number of Portfolio Holdings49 Portfolio Turnover Rate6% Management Fees$44,001
Holdings [Text Block]

Industry Allocation (% of net assets)

Industry Weighting	.
Communication Services	73.8%
Information Technology	7.9%
Consumer Discretionary	7.7%
Financials	6.3%
Real Estate	4.2%
U.S. Government Obligations	0.8%
Other Assets and Liabilities (Net)	(0.7)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Top 10
T-Mobile US Inc.	8.9%
Alphabet Inc.	8.1%
Meta Platforms Inc.	7.9%
SoftBank Group Corp.	7.7%
Prosus NV	5.3%
Microsoft Corp.	4.2%
Deutsche Telekom AG	4.0%
United States Cellular Corp.	3.5%
Anterix Inc.	3.1%
Millicom International Cellular SA	3.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com
C000002877
Shareholder Report [Line Items]
Fund Name	The Gabelli Global Content & Connectivity Fund
Class Name	Class C
Trading Symbol	GTCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Global Content & Connectivity Fund (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.gabelli.com. You can also request this information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Content & Connectivity Fund - Class C	$48	0.90%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform?

During the six months ended June 30, 2024, the Gabelli Global Content & Connectivity Fund outperformed its broad-based benchmark, MSCI AC World Index and underperformed its comparative benchmark, MSCI AC World Communication Services Index. The difference in performance was largely driven by the Fund’s lower weights in technology- and online-related mega-cap stocks, to avoid excessive concentration. Top contributors to our Fund included firms benefiting from strength and scale in digital advertising, rising demand for AI chips, solid wireless operating performance, or announced  merger and acquisition  transactions.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Global Content & Connectivity Fund - Class C	MSCI ACWI Index	MSCI AC World Communication Services Index
6/14	10,000	10,000	10,000
6/15	9,839	10,071	10,126
6/16	9,468	9,695	10,467
6/17	9,856	11,516	10,311
6/18	9,626	12,752	9,962
6/19	9,735	13,484	11,324
6/20	9,314	13,768	12,379
6/21	12,910	19,175	17,627
6/22	9,201	16,155	12,411
6/23	9,602	18,825	13,758
6/24	11,712	22,474	18,241

Average Annual Return [Table Text Block]
Fund	6 months	1 Year	5 Year	10 Year
The Gabelli Global Content & Connectivity Fund - Class C	12.91%	21.97%	4.70%	2.56%
MSCI ACWI Index	11.30%	19.38%	10.76%	8.43%
MSCI AC World Communication Services Index	20.56%	32.58%	10.00%	6.20%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]	Updated Location: Visit www.confluence.com/funds for more recent performance information.
AssetsNet	$ 63,685,441
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 44,001
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$63,685,441 Number of Portfolio Holdings49 Portfolio Turnover Rate6% Management Fees$44,001
Holdings [Text Block]

Industry Allocation (% of net assets)

Industry Weighting	.
Communication Services	73.8%
Information Technology	7.9%
Consumer Discretionary	7.7%
Financials	6.3%
Real Estate	4.2%
U.S. Government Obligations	0.8%
Other Assets and Liabilities (Net)	(0.7)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Top 10
T-Mobile US Inc.	8.9%
Alphabet Inc.	8.1%
Meta Platforms Inc.	7.9%
SoftBank Group Corp.	7.7%
Prosus NV	5.3%
Microsoft Corp.	4.2%
Deutsche Telekom AG	4.0%
United States Cellular Corp.	3.5%
Anterix Inc.	3.1%
Millicom International Cellular SA	3.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com
C000034311
Shareholder Report [Line Items]
Fund Name	The Gabelli Global Content & Connectivity Fund
Class Name	Class I
Trading Symbol	GTTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Global Content & Connectivity Fund (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.gabelli.com. You can also request this information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Content & Connectivity Fund - Class I	$48	0.90%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform?

During the six months ended June 30, 2024, the Gabelli Global Content & Connectivity Fund outperformed its broad-based benchmark, MSCI AC World Index and underperformed its comparative benchmark, MSCI AC World Communication Services Index. The difference in performance was largely driven by the Fund’s lower weights in technology- and online-related mega-cap stocks, to avoid excessive concentration. Top contributors to our Fund included firms benefiting from strength and scale in digital advertising, rising demand for AI chips, solid wireless operating performance, or announced  merger and acquisition  transactions.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Global Content & Connectivity Fund - Class I	MSCI ACWI Index	MSCI AC World Communication Services Index
6/14	10,000	10,000	10,000
6/15	10,036	10,071	10,126
6/16	9,854	9,695	10,467
6/17	10,483	11,516	10,311
6/18	10,500	12,752	9,962
6/19	10,886	13,484	11,324
6/20	10,590	13,768	12,379
6/21	14,782	19,175	17,627
6/22	10,637	16,155	12,411
6/23	11,271	18,825	13,758
6/24	13,853	22,474	18,241

Average Annual Return [Table Text Block]
Fund	6 months	1 Year	5 Year	10 Year
The Gabelli Global Content & Connectivity Fund - Class I	13.37%	22.91%	4.94%	3.31%
MSCI ACWI Index	11.30%	19.38%	10.76%	8.43%
MSCI AC World Communication Services Index	20.56%	32.58%	10.00%	6.20%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]	Updated Location: Visit www.confluence.com/funds for more recent performance information.
AssetsNet	$ 63,685,441
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 44,001
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$63,685,441 Number of Portfolio Holdings49 Portfolio Turnover Rate6% Management Fees$44,001
Holdings [Text Block]

Industry Allocation (% of net assets)

Industry Weighting	.
Communication Services	73.8%
Information Technology	7.9%
Consumer Discretionary	7.7%
Financials	6.3%
Real Estate	4.2%
U.S. Government Obligations	0.8%
Other Assets and Liabilities (Net)	(0.7)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Top 10
T-Mobile US Inc.	8.9%
Alphabet Inc.	8.1%
Meta Platforms Inc.	7.9%
SoftBank Group Corp.	7.7%
Prosus NV	5.3%
Microsoft Corp.	4.2%
Deutsche Telekom AG	4.0%
United States Cellular Corp.	3.5%
Anterix Inc.	3.1%
Millicom International Cellular SA	3.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com
C000002874
Shareholder Report [Line Items]
Fund Name	The Gabelli Global Content & Connectivity Fund
Class Name	Class A
Trading Symbol	GTCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Global Content & Connectivity Fund (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.gabelli.com. You can also request this information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Content & Connectivity Fund - Class A	$48	0.90%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform?

During the six months ended June 30, 2024, the Gabelli Global Content & Connectivity Fund outperformed its broad-based benchmark, MSCI AC World Index and underperformed its comparative benchmark, MSCI AC World Communication Services Index. The difference in performance was largely driven by the Fund’s lower weights in technology- and online-related mega-cap stocks, to avoid excessive concentration. Top contributors to our Fund included firms benefiting from strength and scale in digital advertising, rising demand for AI chips, solid wireless operating performance, or announced  merger and acquisition  transactions.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Global Content & Connectivity Fund - Class A	MSCI ACWI Index	MSCI AC World Communication Services Index
6/14	10,000	10,000	10,000
6/15	9,436	10,071	10,126
6/16	9,805	9,695	10,467
6/17	10,370	11,516	10,311
6/18	10,307	12,752	9,962
6/19	10,609	13,484	11,324
6/20	10,281	13,768	12,379
6/21	14,354	19,175	17,627
6/22	10,332	16,155	12,411
6/23	10,946	18,825	13,758
6/24	13,452	22,474	18,241

Average Annual Return [Table Text Block]
Fund	6 months	1 Year	5 Year	10 Year
The Gabelli Global Content & Connectivity Fund - Class A	6.84%	15.83%	3.63%	2.40%
MSCI ACWI Index	11.30%	19.38%	10.76%	8.43%
MSCI AC World Communication Services Index	20.56%	32.58%	10.00%	6.20%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]	Updated Location: Visit www.confluence.com/funds for more recent performance information.
AssetsNet	$ 63,685,441
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 44,001
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$63,685,441 Number of Portfolio Holdings49 Portfolio Turnover Rate6% Management Fees$44,001
Holdings [Text Block]

Industry Allocation (% of net assets)

Industry Weighting	.
Communication Services	73.8%
Information Technology	7.9%
Consumer Discretionary	7.7%
Financials	6.3%
Real Estate	4.2%
U.S. Government Obligations	0.8%
Other Assets and Liabilities (Net)	(0.7)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Top 10
T-Mobile US Inc.	8.9%
Alphabet Inc.	8.1%
Meta Platforms Inc.	7.9%
SoftBank Group Corp.	7.7%
Prosus NV	5.3%
Microsoft Corp.	4.2%
Deutsche Telekom AG	4.0%
United States Cellular Corp.	3.5%
Anterix Inc.	3.1%
Millicom International Cellular SA	3.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com
C000204772
Shareholder Report [Line Items]
Fund Name	The Gabelli Global Mini Mites Fund
Class Name	Class A
Trading Symbol	GMNAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Global Mini Mites Fund (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.gabelli.com. You can also request this information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Mini Mites Fund - Class A	$43	0.90%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform?

During the six months ended June 30, 2024, the Gabelli Global Mini Mites Fund underperformed its broad-based benchmark, the Russell 2000 Index, and its comparative benchmark, the S&P Developed Small Cap Index. The Mini Mites portfolio underperformed, attributable to its exposure to micro-cap stocks, as the Fund seeks to invest in companies that have market capitalizations of $250 million or less. The environment for small caps remained challenged as large capitalization companies outperformed given continued investor macroeconomic and geopolitical concerns, as well as heighted sensitivity to interest rates.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Global Mini Mites Fund - Class A	Russell 2000 Index	MSCI World Micro Cap Index	S&P Developed Small Cap Index
10/18	10,000	10,000	10,000	10,000
6/19	8,745	9,669	9,038	9,824
6/20	7,686	9,028	8,781	9,283
6/21	14,538	14,628	14,510	14,169
6/22	10,883	10,942	10,843	11,019
6/23	13,102	12,289	11,156	12,531
6/24	14,556	13,525	11,716	13,737

Average Annual Return [Table Text Block]
Fund	6 months	1 Year	5 Year	Since Inception (10/1/2018)
The Gabelli Global Mini Mites Fund - Class A	(11.38)%	4.71%	8.13%	5.66%
Russell 2000 Index	1.73%	10.06%	6.94%	4.75%
MSCI World Micro Cap Index	(0.08)%	5.01%	5.31%	2.92%
S&P Developed Small Cap Index	2.04%	9.62%	6.93%	5.35%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]	Updated Location: Visit www.confluence.com/funds for more recent performance information.
AssetsNet	$ 10,417,709
Holdings Count | Holding	140
Advisory Fees Paid, Amount	$ (37,461)
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$10,417,709 Number of Portfolio Holdings140 Portfolio Turnover Rate13% Management Fees$(37,461)
Holdings [Text Block]

Industry Allocation (% of net assets)

Industry Weighting	.
Diversified Industrial	17.5%
U.S. Government Obligations	17.2%
Consumer Products	6.8%
Health Care	5.7%
Entertainment	5.5%
Machinery	4.3%
Equipment and Supplies	3.8%
Business Services	3.6%
Other Industry sectors	35.1%
Other Assets and Liabilities (Net)	0.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Top 10
Tredegar Corp.	4.8%
Park-Ohio Holdings Corp.	3.1%
Twin Disc Inc.	2.3%
Inspired Entertainment Inc.	2.2%
Applied Optoelectronics Inc.	2.1%
Gencor Industries Inc.	2.0%
Tribal Group plc	1.8%
L.B. Foster Co.	1.7%
Avio SpA	1.7%
Myers Industries Inc.	1.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com
C000204774
Shareholder Report [Line Items]
Fund Name	The Gabelli Global Mini Mites Fund
Class Name	Class C
Trading Symbol	GMNCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Global Mini Mites Fund (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.gabelli.com. You can also request this information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Mini Mites Fund - Class C	$43	0.90%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform?

During the six months ended June 30, 2024, the Gabelli Global Mini Mites Fund underperformed its broad-based benchmark, the Russell 2000 Index, and its comparative benchmark, the S&P Developed Small Cap Index. The Mini Mites portfolio underperformed, attributable to its exposure to micro-cap stocks, as the Fund seeks to invest in companies that have market capitalizations of $250 million or less. The environment for small caps remained challenged as large capitalization companies outperformed given continued investor macroeconomic and geopolitical concerns, as well as heighted sensitivity to interest rates.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Global Mini Mites Fund - Class C	Russell 2000 Index	MSCI World Micro Cap Index	S&P Developed Small Cap Index
10/18	10,000	10,000	10,000	10,000
6/19	9,343	9,669	9,038	9,824
6/20	7,638	9,028	8,781	9,283
6/21	14,369	14,628	14,510	14,169
6/22	10,649	10,942	10,843	11,019
6/23	12,706	12,289	11,156	12,531
6/24	13,990	13,525	11,716	13,737

Average Annual Return [Table Text Block]
Fund	6 months	1 Year	5 Year	Since Inception (10/1/2018)
The Gabelli Global Mini Mites Fund - Class C	(6.93)%	10.10%	9.20%	6.61%
Russell 2000 Index	1.73%	10.06%	6.94%	4.75%
MSCI World Micro Cap Index	(0.08)%	5.01%	5.31%	2.92%
S&P Developed Small Cap Index	2.04%	9.62%	6.93%	5.35%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]	Updated Location: Visit www.confluence.com/funds for more recent performance information.
AssetsNet	$ 10,417,709
Holdings Count | Holding	140
Advisory Fees Paid, Amount	$ (37,461)
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$10,417,709 Number of Portfolio Holdings140 Portfolio Turnover Rate13% Management Fees$(37,461)
Holdings [Text Block]

Industry Allocation (% of net assets)

Industry Weighting	.
Diversified Industrial	17.5%
U.S. Government Obligations	17.2%
Consumer Products	6.8%
Health Care	5.7%
Entertainment	5.5%
Machinery	4.3%
Equipment and Supplies	3.8%
Business Services	3.6%
Other Industry sectors	35.1%
Other Assets and Liabilities (Net)	0.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Top 10
Tredegar Corp.	4.8%
Park-Ohio Holdings Corp.	3.1%
Twin Disc Inc.	2.3%
Inspired Entertainment Inc.	2.2%
Applied Optoelectronics Inc.	2.1%
Gencor Industries Inc.	2.0%
Tribal Group plc	1.8%
L.B. Foster Co.	1.7%
Avio SpA	1.7%
Myers Industries Inc.	1.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com
C000204771
Shareholder Report [Line Items]
Fund Name	The Gabelli Global Mini Mites Fund
Class Name	Class I
Trading Symbol	GGMMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Global Mini Mites Fund (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.gabelli.com. You can also request this information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Mini Mites Fund - Class I	$43	0.90%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform?

During the six months ended June 30, 2024, the Gabelli Global Mini Mites Fund underperformed its broad-based benchmark, the Russell 2000 Index, and its comparative benchmark, the S&P Developed Small Cap Index. The Mini Mites portfolio underperformed, attributable to its exposure to micro-cap stocks, as the Fund seeks to invest in companies that have market capitalizations of $250 million or less. The environment for small caps remained challenged as large capitalization companies outperformed given continued investor macroeconomic and geopolitical concerns, as well as heighted sensitivity to interest rates.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Global Mini Mites Fund - Class I	Russell 2000 Index	MSCI World Micro Cap Index	S&P Developed Small Cap Index
10/18	10,000	10,000	10,000	10,000
6/19	9,296	9,669	9,038	9,824
6/20	7,718	9,028	8,781	9,283
6/21	14,591	14,628	14,510	14,169
6/22	10,914	10,942	10,843	11,019
6/23	13,151	12,289	11,156	12,531
6/24	14,596	13,525	11,716	13,737

Average Annual Return [Table Text Block]
Fund	6 months	1 Year	5 Year	Since Inception (10/1/2018)
The Gabelli Global Mini Mites Fund - Class I	(6.06)%	10.98%	9.44%	6.80%
Russell 2000 Index	1.73%	10.06%	6.94%	4.75%
MSCI World Micro Cap Index	(0.08)%	5.01%	5.31%	2.92%
S&P Developed Small Cap Index	2.04%	9.62%	6.93%	5.35%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]	Updated Location: Visit www.confluence.com/funds for more recent performance information.
AssetsNet	$ 10,417,709
Holdings Count | Holding	140
Advisory Fees Paid, Amount	$ (37,461)
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$10,417,709 Number of Portfolio Holdings140 Portfolio Turnover Rate13% Management Fees$(37,461)
Holdings [Text Block]

Industry Allocation (% of net assets)

Industry Weighting	.
Diversified Industrial	17.5%
U.S. Government Obligations	17.2%
Consumer Products	6.8%
Health Care	5.7%
Entertainment	5.5%
Machinery	4.3%
Equipment and Supplies	3.8%
Business Services	3.6%
Other Industry sectors	35.1%
Other Assets and Liabilities (Net)	0.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Top 10
Tredegar Corp.	4.8%
Park-Ohio Holdings Corp.	3.1%
Twin Disc Inc.	2.3%
Inspired Entertainment Inc.	2.2%
Applied Optoelectronics Inc.	2.1%
Gencor Industries Inc.	2.0%
Tribal Group plc	1.8%
L.B. Foster Co.	1.7%
Avio SpA	1.7%
Myers Industries Inc.	1.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com
C000204773
Shareholder Report [Line Items]
Fund Name	The Gabelli Global Mini Mites Fund
Class Name	Class AAA
Trading Symbol	GAMNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Global Mini Mites Fund (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.gabelli.com. You can also request this information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Mini Mites Fund - Class AAA	$43	0.90%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform?

During the six months ended June 30, 2024, the Gabelli Global Mini Mites Fund underperformed its broad-based benchmark, the Russell 2000 Index, and its comparative benchmark, the S&P Developed Small Cap Index. The Mini Mites portfolio underperformed, attributable to its exposure to micro-cap stocks, as the Fund seeks to invest in companies that have market capitalizations of $250 million or less. The environment for small caps remained challenged as large capitalization companies outperformed given continued investor macroeconomic and geopolitical concerns, as well as heighted sensitivity to interest rates.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Global Mini Mites Fund - Class AAA	Russell 2000 Index	MSCI World Micro Cap Index	S&P Developed Small Cap Index
10/18	10,000	10,000	10,000	10,000
6/19	9,290	9,669	9,038	9,824
6/20	7,699	9,028	8,781	9,283
6/21	14,553	14,628	14,510	14,169
6/22	10,886	10,942	10,843	11,019
6/23	13,118	12,289	11,156	12,531
6/24	14,559	13,525	11,716	13,737

Average Annual Return [Table Text Block]
Fund	6 months	1 Year	5 Year	Since Inception (10/1/2018)
The Gabelli Global Mini Mites Fund - Class AAA	(6.06)%	10.98%	9.40%	6.75%
Russell 2000 Index	1.73%	10.06%	6.94%	4.75%
MSCI World Micro Cap Index	(0.08)%	5.01%	5.31%	2.92%
S&P Developed Small Cap Index	2.04%	9.62%	6.93%	5.35%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]	Updated Location: Visit www.confluence.com/funds for more recent performance information.
AssetsNet	$ 10,417,709
Holdings Count | Holding	140
Advisory Fees Paid, Amount	$ (37,461)
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$10,417,709 Number of Portfolio Holdings140 Portfolio Turnover Rate13% Management Fees$(37,461)
Holdings [Text Block]

Industry Allocation (% of net assets)

Industry Weighting	.
Diversified Industrial	17.5%
U.S. Government Obligations	17.2%
Consumer Products	6.8%
Health Care	5.7%
Entertainment	5.5%
Machinery	4.3%
Equipment and Supplies	3.8%
Business Services	3.6%
Other Industry sectors	35.1%
Other Assets and Liabilities (Net)	0.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Top 10
Tredegar Corp.	4.8%
Park-Ohio Holdings Corp.	3.1%
Twin Disc Inc.	2.3%
Inspired Entertainment Inc.	2.2%
Applied Optoelectronics Inc.	2.1%
Gencor Industries Inc.	2.0%
Tribal Group plc	1.8%
L.B. Foster Co.	1.7%
Avio SpA	1.7%
Myers Industries Inc.	1.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com
C000002865
Shareholder Report [Line Items]
Fund Name	The Gabelli Global Rising Income and Dividend Fund
Class Name	Class AAA
Trading Symbol	GAGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Global Rising Income and Dividend Fund (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.gabelli.com. You can also request this information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Rising Income and Dividend Fund - Class AAA	$44	0.90%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform?

During the six months ended June 30, 2024, the Gabelli Global Rising Income and Dividend Fund underperformed its broad-based benchmark, the MSCI World Index and its comparative benchmark, the Lipper Global Large-Cap Growth Index. During the period, the Fund experienced lower inflationary fears and a more normalized supply chain environment, post-COVID, and markets remained quite steady despite ongoing geopolitical tensions. The Fund saw positive performance from several international stock markets, including Japan and Germany.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Global Rising Income and Dividend Fund - Class AAA	MSCI World Index	Lipper Global Large-Cap Growth Fund Classification
6/14	10,000	10,000	10,000
6/15	10,039	10,197	10,299
6/16	10,173	9,974	10,038
6/17	11,742	11,855	11,973
6/18	12,170	13,242	13,636
6/19	11,936	14,161	14,998
6/20	10,656	14,642	16,666
6/21	15,945	20,451	22,931
6/22	13,413	17,600	17,173
6/23	15,302	20,967	20,525
6/24	15,550	25,317	24,755

Average Annual Return [Table Text Block]
Fund	6 months	1 Year	5 Year	10 Year
The Gabelli Global Rising Income and Dividend Fund - Class AAA	(1.58)%	0.39%	5.17%	4.38%
MSCI World Index	12.04%	20.75%	12.32%	9.73%
Lipper Global Large-Cap Growth Fund Classification	13.01%	20.61%	10.54%	9.49%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]	Updated Location: Visit www.confluence.com/funds for more recent performance information.
AssetsNet	$ 55,836,380
Holdings Count | Holding	172
Advisory Fees Paid, Amount	$ 119,748
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$55,836,380 Number of Portfolio Holdings172 Portfolio Turnover Rate2% Management Fees$119,748
Holdings [Text Block]

Industry Allocation (% of net assets)

Industry Weighting	.
Food and Beverage	14.5%
Financial Services	12.1%
Diversified Industrial	7.7%
Energy and Utilities	6.9%
Electronics	6.8%
Consumer Products	4.9%
Telecommunications	4.8%
Automotive	4.6%
Other Industry sectors	37.5%
Other Assets and Liabilities (Net)	0.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Top 10
Sony Group Corp.	6.8%
Berkshire Hathaway Inc.	3.3%
Nestlé SA	2.6%
CNH Industrial NV, New York	2.5%
Herc Holdings Inc.	2.2%
Traton SE	2.1%
Enpro Inc.	1.8%
Remy Cointreau SA	1.8%
Landis+Gyr Group AG	1.7%
T-Mobile US Inc.	1.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com
C000002864
Shareholder Report [Line Items]
Fund Name	The Gabelli Global Rising Income and Dividend Fund
Class Name	Class C
Trading Symbol	GACCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Global Rising Income and Dividend Fund (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.gabelli.com. You can also request this information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Rising Income and Dividend Fund - Class C	$44	0.90%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform?

During the six months ended June 30, 2024, the Gabelli Global Rising Income and Dividend Fund underperformed its broad-based benchmark, the MSCI World Index and its comparative benchmark, the Lipper Global Large-Cap Growth Index. During the period, the Fund experienced lower inflationary fears and a more normalized supply chain environment, post-COVID, and markets remained quite steady despite ongoing geopolitical tensions. The Fund saw positive performance from several international stock markets, including Japan and Germany.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Global Rising Income and Dividend Fund - Class C	MSCI World Index	Lipper Global Large-Cap Growth Fund Classification
6/14	10,000	10,000	10,000
6/15	9,865	10,197	10,299
6/16	9,800	9,974	10,038
6/17	11,136	11,855	11,973
6/18	11,341	13,242	13,636
6/19	10,931	14,161	14,998
6/20	9,630	14,642	16,666
6/21	14,316	20,451	22,931
6/22	11,920	17,600	17,173
6/23	13,480	20,967	20,525
6/24	13,396	25,317	24,755

Average Annual Return [Table Text Block]
Fund	6 months	1 Year	5 Year	10 Year
The Gabelli Global Rising Income and Dividend Fund - Class C	(2.58)%	(0.63)%	5.11%	3.94%
MSCI World Index	12.04%	20.75%	12.32%	9.73%
Lipper Global Large-Cap Growth Fund Classification	13.01%	20.61%	10.54%	9.49%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]	Updated Location: Visit www.confluence.com/funds for more recent performance information.
AssetsNet	$ 55,836,380
Holdings Count | Holding	172
Advisory Fees Paid, Amount	$ 119,748
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$55,836,380 Number of Portfolio Holdings172 Portfolio Turnover Rate2% Management Fees$119,748
Holdings [Text Block]

Industry Allocation (% of net assets)

Industry Weighting	.
Food and Beverage	14.5%
Financial Services	12.1%
Diversified Industrial	7.7%
Energy and Utilities	6.9%
Electronics	6.8%
Consumer Products	4.9%
Telecommunications	4.8%
Automotive	4.6%
Other Industry sectors	37.5%
Other Assets and Liabilities (Net)	0.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Top 10
Sony Group Corp.	6.8%
Berkshire Hathaway Inc.	3.3%
Nestlé SA	2.6%
CNH Industrial NV, New York	2.5%
Herc Holdings Inc.	2.2%
Traton SE	2.1%
Enpro Inc.	1.8%
Remy Cointreau SA	1.8%
Landis+Gyr Group AG	1.7%
T-Mobile US Inc.	1.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com
C000034308
Shareholder Report [Line Items]
Fund Name	The Gabelli Global Rising Income and Dividend Fund
Class Name	Class I
Trading Symbol	GAGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Global Rising Income and Dividend Fund (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.gabelli.com. You can also request this information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Rising Income and Dividend Fund - Class I	$44	0.90%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform?

During the six months ended June 30, 2024, the Gabelli Global Rising Income and Dividend Fund underperformed its broad-based benchmark, the MSCI World Index and its comparative benchmark, the Lipper Global Large-Cap Growth Index. During the period, the Fund experienced lower inflationary fears and a more normalized supply chain environment, post-COVID, and markets remained quite steady despite ongoing geopolitical tensions. The Fund saw positive performance from several international stock markets, including Japan and Germany.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Global Rising Income and Dividend Fund - Class I	MSCI World Index	Lipper Global Large-Cap Growth Fund Classification
6/14	10,000	10,000	10,000
6/15	10,066	10,197	10,299
6/16	10,205	9,974	10,038
6/17	11,841	11,855	11,973
6/18	12,349	13,242	13,636
6/19	12,202	14,161	14,998
6/20	10,925	14,642	16,666
6/21	16,346	20,451	22,931
6/22	13,944	17,600	17,173
6/23	15,912	20,967	20,525
6/24	15,968	25,317	24,755

Average Annual Return [Table Text Block]
Fund	6 months	1 Year	5 Year	10 Year
The Gabelli Global Rising Income and Dividend Fund - Class I	(1.61)%	0.35%	5.23%	4.64%
MSCI World Index	12.04%	20.75%	12.32%	9.73%
Lipper Global Large-Cap Growth Fund Classification	13.01%	20.61%	10.54%	9.49%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]	Updated Location: Visit www.confluence.com/funds for more recent performance information.
AssetsNet	$ 55,836,380
Holdings Count | Holding	172
Advisory Fees Paid, Amount	$ 119,748
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$55,836,380 Number of Portfolio Holdings172 Portfolio Turnover Rate2% Management Fees$119,748
Holdings [Text Block]

Industry Allocation (% of net assets)

Industry Weighting	.
Food and Beverage	14.5%
Financial Services	12.1%
Diversified Industrial	7.7%
Energy and Utilities	6.9%
Electronics	6.8%
Consumer Products	4.9%
Telecommunications	4.8%
Automotive	4.6%
Other Industry sectors	37.5%
Other Assets and Liabilities (Net)	0.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Top 10
Sony Group Corp.	6.8%
Berkshire Hathaway Inc.	3.3%
Nestlé SA	2.6%
CNH Industrial NV, New York	2.5%
Herc Holdings Inc.	2.2%
Traton SE	2.1%
Enpro Inc.	1.8%
Remy Cointreau SA	1.8%
Landis+Gyr Group AG	1.7%
T-Mobile US Inc.	1.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com
C000002862
Shareholder Report [Line Items]
Fund Name	The Gabelli Global Rising Income and Dividend Fund
Class Name	Class A
Trading Symbol	GAGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Global Rising Income and Dividend Fund (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.gabelli.com. You can also request this information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Rising Income and Dividend Fund - Class A	$44	0.90%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform?

During the six months ended June 30, 2024, the Gabelli Global Rising Income and Dividend Fund underperformed its broad-based benchmark, the MSCI World Index and its comparative benchmark, the Lipper Global Large-Cap Growth Index. During the period, the Fund experienced lower inflationary fears and a more normalized supply chain environment, post-COVID, and markets remained quite steady despite ongoing geopolitical tensions. The Fund saw positive performance from several international stock markets, including Japan and Germany.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Global Rising Income and Dividend Fund - Class A	MSCI World Index	Lipper Global Large-Cap Growth Fund Classification
6/14	10,000	10,000	10,000
6/15	9,459	10,197	10,299
6/16	10,146	9,974	10,038
6/17	11,716	11,855	11,973
6/18	12,140	13,242	13,636
6/19	11,910	14,161	14,998
6/20	10,634	14,642	16,666
6/21	15,910	20,451	22,931
6/22	13,383	17,600	17,173
6/23	15,269	20,967	20,525
6/24	15,323	25,317	24,755

Average Annual Return [Table Text Block]
Fund	6 months	1 Year	5 Year	10 Year
The Gabelli Global Rising Income and Dividend Fund - Class A	(7.24)%	(5.42)%	3.93%	3.74%
MSCI World Index	12.04%	20.75%	12.32%	9.73%
Lipper Global Large-Cap Growth Fund Classification	13.01%	20.61%	10.54%	9.49%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]	Updated Location: Visit www.confluence.com/funds for more recent performance information.
AssetsNet	$ 55,836,380
Holdings Count | Holding	172
Advisory Fees Paid, Amount	$ 119,748
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$55,836,380 Number of Portfolio Holdings172 Portfolio Turnover Rate2% Management Fees$119,748
Holdings [Text Block]

Industry Allocation (% of net assets)

Industry Weighting	.
Food and Beverage	14.5%
Financial Services	12.1%
Diversified Industrial	7.7%
Energy and Utilities	6.9%
Electronics	6.8%
Consumer Products	4.9%
Telecommunications	4.8%
Automotive	4.6%
Other Industry sectors	37.5%
Other Assets and Liabilities (Net)	0.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Top 10
Sony Group Corp.	6.8%
Berkshire Hathaway Inc.	3.3%
Nestlé SA	2.6%
CNH Industrial NV, New York	2.5%
Herc Holdings Inc.	2.2%
Traton SE	2.1%
Enpro Inc.	1.8%
Remy Cointreau SA	1.8%
Landis+Gyr Group AG	1.7%
T-Mobile US Inc.	1.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com
C000002873
Shareholder Report [Line Items]
Fund Name	The Gabelli International Small Cap Fund
Class Name	Class AAA
Trading Symbol	GABOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli International Small Cap Fund (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.gabelli.com. You can also request this information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli International Small Cap Fund - Class AAA	$46	0.92%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

How did the Fund perform?

During the six months ended June 30, 2024, the Gabelli International Small Cap Fund underperformed its broad-based benchmark, MSCI AC World Index and its comparatives, the MSCI EAFE Small Cap Index. During the period, the Fund saw small cap stocks decline and the largest capitalization stocks rule the markets. In the face of declining inflation, some countries, including Switzerland, Canada, and Sweden, lowered rates, with consensus that the Fed may follow suit. As in previous time periods, high public sector debt continued to limit policy options.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli International Small Cap Fund - Class AAA	MSCI ACWI Index	MSCI EAFE Small Cap Index
6/14	10,000	10,000	10,000
6/15	9,453	10,071	9,955
6/16	9,584	9,695	9,624
6/17	10,841	11,516	11,900
6/18	11,636	12,752	13,429
6/19	10,662	13,484	12,627
6/20	10,968	13,768	12,224
6/21	15,233	19,175	17,296
6/22	10,566	16,155	13,207
6/23	11,883	18,825	14,622
6/24	11,474	22,474	15,836

Average Annual Return [Table Text Block]
Fund	6 months	1 Year	5 Year	10 Year
The Gabelli International Small Cap Fund - Class AAA	(3.19)%	(3.44)%	1.48%	1.39%
MSCI ACWI Index	11.30%	19.38%	10.76%	8.43%
MSCI EAFE Small Cap Index	0.85%	8.30%	4.63%	4.70%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]	Updated Location: Visit www.confluence.com/funds for more recent performance information.
AssetsNet	$ 5,887,341
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ (73,446)
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$5,887,341 Number of Portfolio Holdings55 Portfolio Turnover Rate3% Management Fees$(73,446)
Holdings [Text Block]

Industry Allocation (% of net assets)

Industry Weighting	.
Materials	19.7%
Health Care	18.2%
Consumer Staples	15.9%
Industrials	14.3%
Consumer Discretionary	12.1%
Information Technology	11.8%
Financials	5.1%
U.S. Government Obligations	2.8%
Other Industry sectors	1.1%
Other Assets and Liabilities (Net)	(1.0)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Top 10
Siegfried Holding AG	4.0%
Chemring Group plc	4.0%
Alamos Gold Inc.	3.7%
Endeavour Mining plc	3.4%
Laurent-Perrier	3.3%
Gerresheimer AG	3.3%
Tamburi Investment Partners SpA	3.0%
Interparfums SA	2.5%
PSI Software SE	2.4%
Osisko Gold Royalties Ltd.	2.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com
C000002871
Shareholder Report [Line Items]
Fund Name	The Gabelli International Small Cap Fund
Class Name	Class C
Trading Symbol	GGLCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli International Small Cap Fund (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.gabelli.com. You can also request this information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli International Small Cap Fund - Class C	$46	0.92%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

How did the Fund perform?

During the six months ended June 30, 2024, the Gabelli International Small Cap Fund underperformed its broad-based benchmark, MSCI AC World Index and its comparatives, the MSCI EAFE Small Cap Index. During the period, the Fund saw small cap stocks decline and the largest capitalization stocks rule the markets. In the face of declining inflation, some countries, including Switzerland, Canada, and Sweden, lowered rates, with consensus that the Fed may follow suit. As in previous time periods, high public sector debt continued to limit policy options.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli International Small Cap Fund - Class C	MSCI ACWI Index	MSCI EAFE Small Cap Index
6/14	10,000	10,000	10,000
6/15	9,283	10,071	9,955
6/16	9,253	9,695	9,624
6/17	10,340	11,516	11,900
6/18	10,821	12,752	13,429
6/19	9,646	13,484	12,627
6/20	9,754	13,768	12,224
6/21	13,447	19,175	17,296
6/22	9,241	16,155	13,207
6/23	10,294	18,825	14,622
6/24	9,846	22,474	15,836

Average Annual Return [Table Text Block]
Fund	6 months	1 Year	5 Year	10 Year
The Gabelli International Small Cap Fund - Class C	(4.17)%	(4.36)%	1.34%	0.79%
MSCI ACWI Index	11.30%	19.38%	10.76%	8.43%
MSCI EAFE Small Cap Index	0.85%	8.30%	4.63%	4.70%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]	Updated Location: Visit www.confluence.com/funds for more recent performance information.
AssetsNet	$ 5,887,341
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ (73,446)
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$5,887,341 Number of Portfolio Holdings55 Portfolio Turnover Rate3% Management Fees$(73,446)
Holdings [Text Block]

Industry Allocation (% of net assets)

Industry Weighting	.
Materials	19.7%
Health Care	18.2%
Consumer Staples	15.9%
Industrials	14.3%
Consumer Discretionary	12.1%
Information Technology	11.8%
Financials	5.1%
U.S. Government Obligations	2.8%
Other Industry sectors	1.1%
Other Assets and Liabilities (Net)	(1.0)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Top 10
Siegfried Holding AG	4.0%
Chemring Group plc	4.0%
Alamos Gold Inc.	3.7%
Endeavour Mining plc	3.4%
Laurent-Perrier	3.3%
Gerresheimer AG	3.3%
Tamburi Investment Partners SpA	3.0%
Interparfums SA	2.5%
PSI Software SE	2.4%
Osisko Gold Royalties Ltd.	2.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com
C000034310
Shareholder Report [Line Items]
Fund Name	The Gabelli International Small Cap Fund
Class Name	Class I
Trading Symbol	GLOIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli International Small Cap Fund (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.gabelli.com. You can also request this information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli International Small Cap Fund - Class I	$46	0.92%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

How did the Fund perform?

During the six months ended June 30, 2024, the Gabelli International Small Cap Fund underperformed its broad-based benchmark, MSCI AC World Index and its comparatives, the MSCI EAFE Small Cap Index. During the period, the Fund saw small cap stocks decline and the largest capitalization stocks rule the markets. In the face of declining inflation, some countries, including Switzerland, Canada, and Sweden, lowered rates, with consensus that the Fed may follow suit. As in previous time periods, high public sector debt continued to limit policy options.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli International Small Cap Fund - Class I	MSCI ACWI Index	MSCI EAFE Small Cap Index
6/14	10,000	10,000	10,000
6/15	9,530	10,071	9,955
6/16	9,745	9,695	9,624
6/17	11,083	11,516	11,900
6/18	11,915	12,752	13,429
6/19	10,921	13,484	12,627
6/20	11,231	13,768	12,224
6/21	15,599	19,175	17,296
6/22	10,821	16,155	13,207
6/23	12,163	18,825	14,622
6/24	11,755	22,474	15,836

Average Annual Return [Table Text Block]
Fund	6 months	1 Year	5 Year	10 Year
The Gabelli International Small Cap Fund - Class I	(3.19)%	(3.35)%	1.48%	1.63%
MSCI ACWI Index	11.30%	19.38%	10.76%	8.43%
MSCI EAFE Small Cap Index	0.85%	8.30%	4.63%	4.70%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]	Updated Location: Visit www.confluence.com/funds for more recent performance information.
AssetsNet	$ 5,887,341
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ (73,446)
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$5,887,341 Number of Portfolio Holdings55 Portfolio Turnover Rate3% Management Fees$(73,446)
Holdings [Text Block]

Industry Allocation (% of net assets)

Industry Weighting	.
Materials	19.7%
Health Care	18.2%
Consumer Staples	15.9%
Industrials	14.3%
Consumer Discretionary	12.1%
Information Technology	11.8%
Financials	5.1%
U.S. Government Obligations	2.8%
Other Industry sectors	1.1%
Other Assets and Liabilities (Net)	(1.0)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Top 10
Siegfried Holding AG	4.0%
Chemring Group plc	4.0%
Alamos Gold Inc.	3.7%
Endeavour Mining plc	3.4%
Laurent-Perrier	3.3%
Gerresheimer AG	3.3%
Tamburi Investment Partners SpA	3.0%
Interparfums SA	2.5%
PSI Software SE	2.4%
Osisko Gold Royalties Ltd.	2.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com
C000002872
Shareholder Report [Line Items]
Fund Name	The Gabelli International Small Cap Fund
Class Name	Class A
Trading Symbol	GOCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli International Small Cap Fund (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.gabelli.com. You can also request this information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli International Small Cap Fund - Class A	$46	0.92%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

How did the Fund perform?

During the six months ended June 30, 2024, the Gabelli International Small Cap Fund underperformed its broad-based benchmark, MSCI AC World Index and its comparatives, the MSCI EAFE Small Cap Index. During the period, the Fund saw small cap stocks decline and the largest capitalization stocks rule the markets. In the face of declining inflation, some countries, including Switzerland, Canada, and Sweden, lowered rates, with consensus that the Fed may follow suit. As in previous time periods, high public sector debt continued to limit policy options.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli International Small Cap Fund - Class A	MSCI ACWI Index	MSCI EAFE Small Cap Index
6/14	10,000	10,000	10,000
6/15	8,904	10,071	9,955
6/16	9,578	9,695	9,624
6/17	10,839	11,516	11,900
6/18	11,541	12,752	13,429
6/19	10,467	13,484	12,627
6/20	10,721	13,768	12,224
6/21	14,892	19,175	17,296
6/22	10,336	16,155	13,207
6/23	11,618	18,825	14,622
6/24	11,217	22,474	15,836

Average Annual Return [Table Text Block]
Fund	6 months	1 Year	5 Year	10 Year
The Gabelli International Small Cap Fund - Class A	(8.77)%	(9.00)%	0.20%	0.56%
MSCI ACWI Index	11.30%	19.38%	10.76%	8.43%
MSCI EAFE Small Cap Index	0.85%	8.30%	4.63%	4.70%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]	Updated Location: Visit www.confluence.com/funds for more recent performance information.
AssetsNet	$ 5,887,341
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ (73,446)
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$5,887,341 Number of Portfolio Holdings55 Portfolio Turnover Rate3% Management Fees$(73,446)
Holdings [Text Block]

Industry Allocation (% of net assets)

Industry Weighting	.
Materials	19.7%
Health Care	18.2%
Consumer Staples	15.9%
Industrials	14.3%
Consumer Discretionary	12.1%
Information Technology	11.8%
Financials	5.1%
U.S. Government Obligations	2.8%
Other Industry sectors	1.1%
Other Assets and Liabilities (Net)	(1.0)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Top 10
Siegfried Holding AG	4.0%
Chemring Group plc	4.0%
Alamos Gold Inc.	3.7%
Endeavour Mining plc	3.4%
Laurent-Perrier	3.3%
Gerresheimer AG	3.3%
Tamburi Investment Partners SpA	3.0%
Interparfums SA	2.5%
PSI Software SE	2.4%
Osisko Gold Royalties Ltd.	2.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com